Hedged Equity Laddered Overlay ETF Investment Strategy - Hedged Equity Laddered Overlay ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to provide capital appreciation through participation in the broad equity markets while hedging overall market exposure relative to traditional long-only equity strategies.Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund invests in equity securities, which primarily consist of common stocks of large cap U.S. companies. The Fund will also purchase and sell exchange traded put options and sell exchange traded call options, employing an options overlay strategy, designed to provide a continuous market hedge for the portfolio. The options will typically be based on exchange-traded funds (ETFs) that replicate the S&P 500 Index (S&P 500 ETFs), but will also be based on S&P 500 Index (the Index). The combination of the diversified portfolio of equity securities, combined with the options overlay, is intended to provide the Fund with a significant portion of the returns associated with equity market investments, while exposing investors to less risk than traditional long-only equity strategies. Volatility is one way to measure risk and refers to the variability of the Fund’s or the market’s returns. The Fund seeks to provide a competitive risk-adjusted return over a full market cycle (defined as three to five years) relative to the S&P 500 Total Return Index with lower volatility than traditional long-only equity strategies. The Fund’s investments in equity securities will be primarily in common stocks of U.S. companies with market capitalizations similar to those within the universe of the Index. As of January 30, 2026, the market capitalizations of the companies in the Index ranged from $3.48 billion to $4.64 trillion. The Fund may also invest in equity securities of U.S. mid cap companies. The adviser’s process focuses on stock selection and tends to maintain sector weightings comparable to those of the broad U.S. large cap market. Within each sector, however, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. In implementing the options overlay strategy, the Fund seeks to provide “laddered” exposure. To do this, the Fund typically holds options for multiple (normally, three) three-month periods (each, a hedge period) staggered a month apart, with overlapping coverage designed to provide a continuous market hedge, for the purpose of seeking to provide lower volatility in any market cycle. Laddered investing refers to the implementation of the strategy with different hedge periods, with the goal of mitigating potential risks associated with only one hedge period. The portfolio management team will have discretion to determine the amount of exposure related to each hedge period and will have flexibility to allocate the assets to a particular hedge period for various reasons, including reacting opportunistically to market conditions, managing investor flows in or out of the Fund and improving the tax management of the Fund. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The options overlay strategy is constructed by buying a put option at a higher strike price while selling a put option at a relatively lower strike price (together, this is referred to as a put option spread) and simultaneously selling a call option that substantially offsets the cost of the put option spread. Each put option spread is generally maintained at a level intended to reduce the Fund’s exposure to a market decline by offsetting losses resulting from a decrease in the market. The Fund’s investment strategies may not always provide greater market protection than other equity investments, particularly in rising equity markets when the Fund is expected to underperform traditional long-only equity strategies. In addition, as a result of selling call options to offset the costs associated with the options overlay strategy, some upside may be foregone in certain market environments. While the Fund will not generally invest directly in ETFs, there may be times when it will purchase shares or receive shares of S&P 500 ETFs in order to settle its options positions. The adviser will not normally maintain such positions for an extended period. In addition to the use of the options overlay strategy, the Fund may use future contracts, primarily futures on indexes or certain securities within indexes, to more effectively gain targeted equity exposure from its cash positions and to hedge the Fund’s portfolio if it is unable to purchase or write the necessary options for the options overlay strategy. To the extent the Fund invests in index futures with exposure to securities in the index, it may have the effect of increasing the Fund’s exposure to a relatively small number of securities, making the Fund’s shares more sensitive to the economic results of those securities. The Fund may also use futures contracts for the efficient management of cash flows. Investment Process – Equity Portfolio: With respect to the investment of the equity portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria, including: ●impact on the overall risk of the portfolio ●high perceived potential reward compared to perceived potential risk ●possible temporary mispricings caused by apparent market overreactions ●catalysts, such as improving company fundamentals, that could trigger a rise in a stock’s price Investment Process – Options Overlay Strategy: The Fund’s options overlay strategy is designed to use options to hedge the Fund’s overall market exposure relative to traditional long-only strategies. Specifically, the options overlay strategy is intended to provide the Fund with downside protection, while foregoing some upside potential. The downside protection comes from the purchase of put options, which give the owner the right, but not the obligation, to sell shares of the underlying reference asset at an agreed upon price (strike price). To implement the strategy, the adviser utilizes exchange-traded equity options that typically have a reference asset of an S&P 500 ETF, but will also be based on S&P 500 Index options. These puts generally increase in price as the price of the reference asset falls, offering a measure of protection against falling market prices. To partially offset the initial cost of these purchased put options, the Fund will simultaneously sell put options at a lower strike price. This effectively limits the amount of downside protection offered by the puts, and together is referred to as a “put option spread.” Entering into put option spreads is typically less expensive than a strategy of only purchasing put options, and the Fund may benefit in a flat to upwardly moving market by reducing the cost of the downside protection; the downside protection of the put option spread, however, is limited as compared to just owning a put option. The Fund is not expected to provide as much market protection when the market is only down slightly; during such periods, the Fund is expected to perform in line with broad equity markets. While put option spreads are less expensive than outright puts, put option spreads still require some upfront costs. To substantially offset this upfront cost, the Fund will sell call options, which give the owner the right, but not the obligation, to buy shares of the underlying reference asset at a specified strike price. While the sale of these call options will substantially offset the remaining cost of the protective put spread, it will potentially reduce the Fund’s ability to profit from increases in the value of its equity portfolio. As the price of call options rise along with the price of the underlying asset, the Fund’s short position in calls will decrease in value as the market rises, potentially offsetting a portion of the equity portfolio gains. The options overlay strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The strategy will own multiple positions that expire at various dates. For each hedge period, a portion of the options overlay strategy may be reset as the applicable options approach expiration.